Production costs by nature (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of components of cost of sales

	2020	2019
	$	$

Raw materials and consumables	305,894	294,844
Salaries and employee benefits	112,124	82,824
Contractors	37,183	50,084
Equipment rental	10,266	9,048
Other	34,503	28,828
Silver credits	(3,401)	(3,028)
Change in inventories	(5,707)	(23,865)
Capitalized to mining interests	(82,997)	(64,557)
	407,865	374,178